INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET

	Year ended December 31, 2017
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total

Values at the beginning of the year
Cost	215,662	202,931	5,689	298,475	73,665	662,307	1,458,729
Accumulated depreciation	(164,203)	(106,424)	—	(272,923)	(72,622)	—	(616,172)

Net book value at January 1, 2017	51,459	96,507	5,689	25,552	1,043	662,307	842,557

Opening net book value	51,459	96,507	5,689	25,552	1,043	662,307	842,557
Translation differences	(1,730)	—	—	—	—	—	(1,730)
Acquisition of business (note 3)	2,731	—	—	314,177	—	—	316,908
Additions	35,867	8,076	9,829	—	—	—	53,772
Disposals / Consumptions	(32)	—	—	—	—	—	(32)
Transfers	(512)	5,185	(5,185)	(4,845)	—	—	(5,357)
Depreciation charge	(26,874)	(15,431)	—	(70,191)	(1,043)	—	(113,539)

Closing net book value	60,909	94,337	10,333	264,693	—	662,307	1,092,579

Values at the end of the year
Cost	249,379	216,196	10,333	604,931	73,935	662,307	1,817,081
Accumulated depreciation	(188,470)	(121,859)	—	(340,238)	(73,935)	—	(724,502)

Net book value at December 31, 2017	60,909	94,337	10,333	264,693	—	662,307	1,092,579

	Year ended December 31, 2016
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total

Values at the beginning of the year
Cost	201,815	188,813	5,294	298,475	73,665	662,307	1,430,369
Accumulated depreciation	(135,072)	(92,557)	—	(243,312)	(71,222)	—	(542,163)

Net book value at January 1, 2016	66,743	96,256	5,294	55,163	2,443	662,307	888,206

Opening net book value	66,743	96,256	5,294	55,163	2,443	662,307	888,206
Translation differences	(1,216)	—	—	—	—	—	(1,216)
Additions	19,775	14,118	398	—	—	—	34,291
Disposals/Consumptions	(69)	—	(3)	—	—	—	(72)
Depreciation charge	(33,774)	(13,867)	—	(29,611)	(1,400)	—	(78,652)

Closing net book value	51,459	96,507	5,689	25,552	1,043	662,307	842,557

Values at the end of the year
Cost	215,662	202,931	5,689	298,475	73,665	662,307	1,458,729
Accumulated depreciation	(164,203)	(106,424)	—	(272,923)	(72,622)	—	(616,172)

Net book value at December 31, 2016	51,459	96,507	5,689	25,552	1,043	662,307	842,557